DEBT AND OTHER OBLIGATIONS (Details) (USD $)	12 Months Ended		12 Months Ended		12 Months Ended						12 Months Ended		12 Months Ended		1 Months Ended				1 Months Ended			1 Months Ended			1 Months Ended			1 Months Ended			1 Months Ended										1 Months Ended			1 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Golden Gate III Vermont Captive Insurance Company (Golden Gate III) Y	Apr. 23, 2010 Golden Gate III Vermont Captive Insurance Company (Golden Gate III)	Dec. 31, 2011 Golden Gate IV Vermont Captive Insurance Company (Golden Gate IV) Y	Dec. 10, 2010 Golden Gate IV Vermont Captive Insurance Company (Golden Gate IV)	Dec. 31, 2011 Requirement Minimum	Dec. 31, 2011 Requirement Maximum	Dec. 31, 2011 Actual Results	Dec. 31, 2011 Actual Results Minimum	Dec. 31, 2011 Revolving Line Of Credit	Dec. 31, 2010 Revolving Line Of Credit	Dec. 31, 2011 7.45% Medium-Term Notes (1996), due 2011	Dec. 31, 2010 7.45% Medium-Term Notes (1996), due 2011	Oct. 31, 2009 Senior notes	May 31, 2003 4.30% Senior Notes (2003), due 2013	Dec. 31, 2011 4.30% Senior Notes (2003), due 2013	Dec. 31, 2010 4.30% Senior Notes (2003), due 2013	Oct. 31, 2004 4.875% Senior Notes (2004), due 2014	Dec. 31, 2011 4.875% Senior Notes (2004), due 2014	Dec. 31, 2010 4.875% Senior Notes (2004), due 2014	Dec. 31, 2007 6.40% Senior Notes (2007), due 2018	Dec. 31, 2011 6.40% Senior Notes (2007), due 2018	Dec. 31, 2010 6.40% Senior Notes (2007), due 2018	Oct. 31, 2009 7.375% Senior Notes (2009), due 2019	Dec. 31, 2011 7.375% Senior Notes (2009), due 2019	Dec. 31, 2010 7.375% Senior Notes (2009), due 2019	Oct. 31, 2009 8.00% Senior Notes (2009), due 2024, callable 2014	Dec. 31, 2011 8.00% Senior Notes (2009), due 2024, callable 2014	Dec. 31, 2010 8.00% Senior Notes (2009), due 2024, callable 2014	Oct. 31, 2009 8.45% Senior Notes (2009), due 2039	Dec. 31, 2011 8.45% Senior Notes (2009), due 2039	Dec. 31, 2010 8.45% Senior Notes (2009), due 2039	Dec. 31, 2011 Subordinated debentures Y	Dec. 31, 2011 7.50% Subordinated Debentures (2001), due 2031, callable 2006	Dec. 31, 2010 7.50% Subordinated Debentures (2001), due 2031, callable 2006	Dec. 31, 2011 7.25% Subordinated Debentures (2002), due 2032, callable 2007	Dec. 31, 2010 7.25% Subordinated Debentures (2002), due 2032, callable 2007	Dec. 31, 2011 6.125% Subordinated Debentures (2004), due 2034, callable 2009	Dec. 31, 2010 6.125% Subordinated Debentures (2004), due 2034, callable 2009	Jul. 31, 2006 7.25% Capital Securities (2006), due 2066, callable 2011	Dec. 31, 2011 7.25% Capital Securities (2006), due 2066, callable 2011 Y	Dec. 31, 2010 7.25% Capital Securities (2006), due 2066, callable 2011	Oct. 31, 2009 Surplus notes	Dec. 31, 2011 Surplus notes	Dec. 31, 2011 Non-recourse funding obligations accruing interest at a rate of LIBOR plus 30 basis points	Dec. 31, 2011 Non-recourse funding obligations accruing interest at a rate of LIBOR plus 200 basis points	Dec. 31, 2011 Long-term debt and subordinated debt securities	Dec. 31, 2010 Long-term debt and subordinated debt securities	Dec. 31, 2009 Long-term debt and subordinated debt securities	Dec. 31, 2011 Other obligations, non-recourse funding obligations and other temporary borrowings	Dec. 31, 2010 Other obligations, non-recourse funding obligations and other temporary borrowings	Dec. 31, 2009 Other obligations, non-recourse funding obligations and other temporary borrowings
Debt and other obligations
Stated interest rate (as a percent)													7.45%	7.45%			4.30%	4.30%		4.875%	4.875%		6.40%	6.40%		7.375%	7.375%		8.00%	8.00%		8.45%	8.45%		7.50%	7.50%	7.25%	7.25%	6.125%	6.125%		7.25%	7.25%
Total Debt	$ 1,520,000,000	$ 1,501,852,000									$ 170,000,000	$ 142,000,000		$ 9,852,000			$ 250,000,000	$ 250,000,000		$ 150,000,000	$ 150,000,000		$ 150,000,000	$ 150,000,000		$ 400,000,000	$ 400,000,000		$ 100,000,000	$ 100,000,000		$ 300,000,000	$ 300,000,000
Total subordinated debt securities	524,743,000	524,743,000																																	103,093,000	103,093,000	118,557,000	118,557,000	103,093,000	103,093,000		200,000,000	200,000,000
Future maturities of debt, excluding notes payable to banks, and subordinated debt securities, for the next five years
2013	250,000,000
2014	150,000,000
Thereafter	1,474,700,000
Line of credit, current borrowing capacity											500,000,000
Line of credit, maximum borrowing capacity											600,000,000
Line of credit, amount outstanding											170,000,000
Base of floating rate interest rate payments											LIBOR																																			LIBOR	LIBOR
Interest rate added to the base rate (as a percent)											0.40%																																			0.30%	2.00%
Summary of the Company's estimated debt covenant calculations
Consolidated net worth margin							0			250,000,000
Debt to total capital ratio								0.40	0.33
Total adjusted capital margin							0		1,600,000,000
Interest cash inflow available compared to adjusted consolidated interest expense, numerator							2.0			5.0
Interest cash inflow available compared to adjusted consolidated interest expense, denominator							1			1
Amount of debt issued															800,000,000	250,000,000			150,000,000			150,000,000			400,000,000			100,000,000			300,000,000										200,000,000
Maximum period up to which the entity has the right to defer interest payments																																		5								5
Net proceeds from issuance of debt																						148,700,000																			193,800,000
Aggregate principal amount of debt repurchased by Golden Gate from third parties																																												800,000,000
Pre-tax gain on repurchase of debt																																												126,300,000
Outstanding surplus notes	800,000,000																																												800,000,000
Outstanding non-recourse funding obligations of Golden Gate II Captive Insurance Company	575,000,000																																													275,000,000	300,000,000
Non-recourse funding obligations	407,800,000	532,400,000
Non-recourse funding obligations held by affiliates	167,200,000
Additional amount of obligations which can be issued under contingent approval	100,000,000
Year-to-date weighted-average interest rate of non-recourse funding obligations (as a percent)	1.35%
Outstanding nonrecourse funding obligations repurchased at discount	124,600,000
Gain from repurchase of outstanding nonrecourse funding obligations	40,100,000
Interest Expense
Interest expense																																																130,900,000	131,100,000	83,400,000	28,200,000	20,000,000	30,700,000
Increase (decrease) in interest expense																																																(200,000)			8,200,000
Repayment of debt													9,900,000
Maximum borrowing capacity			560,000,000	505,000,000	455,000,000	270,000,000
Maximum amount up to which LOC will be periodically increased			$ 610,000,000		$ 790,000,000
Letter of credit term (in years)			12		12